UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
December 31, 2016
unaudited
Common stocks 91.29% Consumer discretionary 18.00%	Shares	Value (000)
Domino’s Pizza, Inc. [1]	2,728,769	$434,529
Lions Gate Entertainment Corp., Class A1	4,528,393	121,814
Lions Gate Entertainment Corp., Class B1,2	4,528,393	111,127
GVC Holdings PLC[1,2,3]	20,630,894	163,172
Dollarama Inc.	2,005,000	146,912
Ted Baker PLC[1,3]	3,340,342	115,750
YOOX Net-A-Porter Group SPA[2,3]	3,627,000	102,455
Seria Co., Ltd.[3]	1,454,724	99,015
BCA Marketplace PLC[1,3]	42,870,000	98,497
AA PLC[3]	28,448,238	97,040
Paddy Power Betfair PLC[3]	886,051	94,674
ASOS PLC[2,3]	1,491,741	90,791
Matahari Department Store Tbk PT3	77,485,000	86,496
Cedar Fair, LP	1,340,000	86,028
Belmond Ltd., Class A2	6,198,000	82,743
Brinker International, Inc.	1,660,500	82,245
Jumbo SA3	5,022,964	79,470
Ladbrokes Coral Group PLC[3]	55,522,600	79,082
Entertainment One Ltd.[1,3]	27,650,631	78,337
POYA International Co., Ltd.[1,3]	6,735,908	77,983
Gentex Corp.	3,909,134	76,971
Jin Co., Ltd.[1,3]	1,608,000	73,793
Planet Fitness, Inc., Class A	3,558,286	71,522
zooplus AG, non-registered shares[1,2,3]	558,778	71,468
Installed Building Products, Inc.[1,2]	1,704,039	70,377
Penske Automotive Group, Inc.	1,342,500	69,595
Taiwan Paiho Ltd.[1,3]	22,578,000	66,469
Domino’s Pizza Enterprises Ltd.[3]	1,400,280	65,217
Tesla Motors, Inc.[2]	303,200	64,791
Sleep Country Canada Holdings Inc.[1]	3,011,253	64,547
Crompton Greaves Consumer Electricals Ltd.[2,3]	29,670,000	63,706
Five Below, Inc.[2]	1,577,000	63,017
Eclat Textile Co., Ltd.[3]	6,056,840	62,933
TopBuild Corp.[2]	1,745,000	62,122
Beauty Community PCL[1,3]	174,000,000	56,588
Tele Columbus AG1,2,3	6,696,000	55,629
Evolution Gaming Group AB1,3	1,943,200	55,286
Cyrela Brazil Realty SA, ordinary nominative	16,222,700	51,190
Newell Brands Inc.	1,115,212	49,794
Ace Hardware Indonesia Tbk PT3	730,774,900	45,270
Nord Anglia Education, Inc.[2]	1,910,000	44,503
Grand Canyon Education, Inc.[2]	750,500	43,867
Mr Price Group Ltd.[3]	3,689,726	42,667
Greene King PLC[3]	4,931,618	42,386
MakeMyTrip Ltd., non-registered shares[2]	1,892,400	42,011
Cie. Plastic Omnium SA3	1,295,995	41,364
Melco International Development Ltd.[3]	30,379,000	41,090
SMALLCAP World Fund — Page 1 of 20

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Vail Resorts, Inc.	250,074	$40,339
Nien Made Enterprise Co., Ltd.[3]	3,816,000	39,106
Tiffany & Co.	499,000	38,638
Moncler SpA[3]	2,120,000	36,870
Brunello Cucinelli SpA[3]	1,608,281	34,430
Page Industries Ltd.[3]	162,500	32,726
Estácio Participações SA, ordinary nominative	6,425,000	31,190
ASKUL Corp.[3]	905,000	30,910
Texas Roadhouse, Inc.	637,440	30,750
Six Flags Entertainment Corp.	500,000	29,980
Chow Sang Sang Holdings International Ltd.[3]	15,940,000	29,560
TAKKT AG3	1,302,278	29,514
McCarthy & Stone PLC[3]	14,721,125	29,205
Daily Mail and General Trust PLC, Class A, nonvoting[3]	2,971,000	28,484
ServiceMaster Global Holdings, Inc.[2]	753,000	28,365
ElringKlinger AG3	1,691,700	28,242
Spin Master Corp., subordinate voting shares[2]	1,159,000	27,787
Eros International PLC, Class A2	1,871,666	24,425
Eros International PLC, Class A2,3,4	216,500	2,628
DineEquity, Inc.	341,600	26,303
KB Home	1,627,000	25,723
CalAtlantic Group, Inc.	750,800	25,535
Inchcape PLC[3]	2,951,460	25,428
Stella International Holdings Ltd.[3]	14,963,000	24,067
Kyoritsu Maintenance Co.,Ltd.[3]	409,700	23,781
Elior Group SA3	1,040,000	23,752
Lands’ End, Inc.[2]	1,504,000	22,786
Marui Group Co., Ltd.[3]	1,521,000	22,159
I.T Limited[3]	54,812,000	21,846
M.D.C. Holdings, Inc.	829,500	21,285
Hostelworld Group PLC[1,3]	7,645,662	21,092
World Wrestling Entertainment, Inc., Class A	1,140,000	20,976
Cavco Industries, Inc.[2]	204,000	20,369
Zhongsheng Group Holdings Ltd.[3]	22,854,000	20,323
TOD’S SpA[3]	306,500	19,927
Century Communities, Inc.[2]	911,000	19,131
Ctrip.com International, Ltd. (ADR)[2]	464,000	18,560
Ocado Group PLC[2,3]	5,703,000	18,550
Hathway Cable and Datacom Ltd.[2,3]	35,876,000	18,212
Tarena International, Inc., Class A (ADR)	1,162,398	17,424
Cox & Kings Ltd.[3]	6,170,000	16,261
Cox & Kings Ltd.[3]	330,000	869
Telepizza Group, SA, non-registered shares[2,3]	3,561,000	16,922
Lennar Corp., Class A	394,000	16,914
Chipotle Mexican Grill, Inc.[2]	39,890	15,051
Valeo SA, non-registered shares[3]	258,000	14,825
TravelCenters of America LLC[1,2]	2,023,750	14,369
Lithia Motors, Inc., Class A	143,000	13,847
DO & CO AG, non-registered shares[3]	205,755	13,517
D.R. Horton, Inc.	490,000	13,392
Techtronic Industries Co. Ltd.[3]	3,570,000	12,789
Melco Crown Entertainment Ltd. (ADR)	800,000	12,720
Mulberry Group PLC[3]	931,173	12,499
HUGO BOSS AG3	195,848	12,085
Wowprime Corp.[3]	2,957,000	11,996
SMALLCAP World Fund — Page 2 of 20

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Euromoney Institutional Investor PLC[3]	822,012	$11,621
Minor International PCL, nonvoting depositary receipt (Thailand)[3]	11,350,000	11,331
Hankook Tire Co., Ltd.[2,3]	233,473	11,203
SHW AG, non-registered shares[3]	300,000	10,306
ClubCorp Holdings, Inc.	702,000	10,074
Nokian Renkaat Oyj[3]	270,000	10,064
American Axle & Manufacturing Holdings, Inc.[2]	505,000	9,746
Toll Brothers, Inc.[2]	300,000	9,300
POLYTEC Holding AG, non-registered shares[3]	834,369	9,119
Talwalkars Better Value Fitness Ltd.[1,3]	2,389,000	8,666
L’Occitane International SA3	4,440,301	8,399
B2W - Cia. Digital, ordinary nominative[2]	2,631,315	8,246
William Hill PLC[3]	2,047,800	7,299
Samsonite International SA3	2,175,000	6,188
Premium Leisure Corp.[3]	242,500,000	5,704
Central European Media Enterprises Ltd., Class A2	2,220,000	5,661
Sitoy Group Holdings Ltd.[3]	18,291,800	4,765
Papa Murphy’s Holdings, Inc.[2]	761,497	3,214
SSI Group, Inc.[2,3]	54,000,000	2,769
China Zenix Auto International Ltd. (ADR)[2]	2,152,000	2,561
Major Cineplex Group PCL[3]	2,359,200	2,151
Zinc Media Group PLC[2,3]	343,900	7
Phorm Corp. Ltd.[2,3]	43,390,000	—
		5,273,161
Health care 14.74%
Incyte Corp.[2]	3,497,991	350,744
Molina Healthcare, Inc.[1,2]	4,526,000	245,581
GW Pharmaceuticals PLC (ADR)[1,2]	1,851,400	206,894
China Biologic Products, Inc.[1,2]	1,664,923	179,013
Insulet Corp.[1,2]	4,066,000	153,207
NuVasive, Inc.[2]	2,034,845	137,067
Zeltiq Aesthetics, Inc.[1,2]	3,122,044	135,871
bluebird bio, Inc.[2]	1,594,352	98,372
Centene Corp.[2]	1,709,439	96,600
Sysmex Corp.[3]	1,643,000	94,970
CONMED Corp.[1]	2,141,654	94,597
WellCare Health Plans, Inc.[2]	660,000	90,473
Hikma Pharmaceuticals PLC[3]	3,729,153	86,501
Intuitive Surgical, Inc.[2]	135,000	85,613
Kite Pharma, Inc.[2]	1,677,562	75,222
athenahealth, Inc.[2]	715,000	75,197
Brookdale Senior Living Inc.[2]	5,750,000	71,415
Patheon N.V.[2]	2,451,000	70,368
Genomma Lab Internacional, SAB de CV, Series B1,2	67,483,000	70,056
Dechra Pharmaceuticals PLC[3]	4,160,036	68,921
Glaukos Corp.[1,2]	1,945,000	66,713
Prothena Corp. PLC[2]	1,323,114	65,084
Integra LifeSciences Holdings Corp.[2]	741,400	63,605
Teleflex Inc.	383,700	61,833
Teladoc, Inc.[1,2]	3,682,000	60,753
Vitrolife AB1,3	1,387,559	58,920
Ultragenyx Pharmaceutical Inc.[2]	835,807	58,766
Fisher & Paykel Healthcare Corp. Ltd.[3]	9,693,000	57,209
Fleury SA, ordinary nominative	5,100,000	55,862
SMALLCAP World Fund — Page 3 of 20

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Illumina, Inc.[2]	425,700	$54,507
Hologic, Inc.[2]	1,277,600	51,257
Natera, Inc.[1,2]	4,190,609	49,072
Galapagos NV2,3	755,735	48,328
Sawai Pharmaceutical Co., Ltd.[3]	887,900	47,599
Flexion Therapeutics, Inc.[1,2]	2,433,000	46,276
Neurocrine Biosciences, Inc.[2]	1,188,000	45,976
Nakanishi Inc.[3]	1,172,000	45,333
BioMarin Pharmaceutical Inc.[2]	531,500	44,029
Spire Healthcare Group PLC[3]	10,094,275	41,930
Axovant Sciences Ltd.[2]	3,176,800	39,456
Sartorius AG, non-registered shares, nonvoting preferred[3]	517,372	38,307
Capio AB3	6,434,464	33,923
Team Health Holdings, Inc.[2]	767,700	33,357
Tong Ren Tang Technologies Co., Ltd., Class H3	16,820,000	31,181
Virbac SA2,3	169,500	29,793
ACADIA Pharmaceuticals Inc.[2]	1,023,000	29,503
EXACT Sciences Corp.[2]	2,154,070	28,778
Intercept Pharmaceuticals, Inc.[2]	263,137	28,590
Monash IVF Group Ltd.[1,3]	18,820,000	27,806
Agios Pharmaceuticals, Inc.[2]	663,000	27,667
Genmab A/S2,3	165,000	27,350
QIAGEN NV2,3	968,751	27,179
Eurofins Scientific SE, non-registered shares[3]	59,500	25,348
Hypermarcas SA, ordinary nominative	3,126,077	25,097
Gerresheimer AG, non-registered shares[3]	310,000	23,009
Spark Therapeutics, Inc.[2]	428,020	21,358
Diplomat Pharmacy, Inc.[2]	1,651,100	20,804
Virtus Health Ltd.[1,3]	4,603,000	20,691
Wright Medical Group, Inc.[2]	879,857	20,219
Acerta Pharma BV2,3,5	195,556,815	19,142
Adaptimmune Therapeutics PLC (ADR)[1,2]	4,480,486	18,146
Harmonicare Medical Holdings Ltd.[3]	24,942,000	16,490
Juno Therapeutics, Inc.[2]	830,501	15,655
Seres Therapeutics, Inc.[2]	1,561,000	15,454
Grifols, SA, Class B (ADR)	616,400	9,905
Grifols, SA, Class A, non-registered shares[3]	270,000	5,365
Myriad Genetics, Inc.[2]	842,400	14,043
Divi’s Laboratories Ltd.[3]	1,124,952	12,957
Krka, dd, Novo mesto[3]	231,262	12,871
Penumbra, Inc.[2]	194,244	12,393
Healthscope Ltd.[3]	7,012,500	11,551
Asahi Intecc Co., Ltd.[3]	280,000	11,322
Novadaq Technologies Inc.[2]	1,591,773	11,286
NantKwest, Inc.[2]	1,887,290	10,795
Mitra Keluarga Karyasehat Tbk PT3	52,500,000	10,010
Xenon Pharmaceuticals Inc.[1,2]	1,225,000	9,432
Mesoblast Ltd.[2,3]	6,200,000	6,391
Mesoblast Ltd. (ADR)[2]	80,000	430
Endo International PLC[2]	388,481	6,398
Neovasc Inc. (CAD denominated)[2]	3,474,667	6,004
Fluidigm Corp.[2]	800,000	5,824
SMALLCAP World Fund — Page 4 of 20

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Alnylam Pharmaceuticals, Inc.[2]	137,700	$5,155
AbbVie Inc.[4]	55,930	3,502
		4,319,671
Information technology 13.49%
Qorvo, Inc.[2]	3,884,370	204,823
Finisar Corp.[1,2]	5,729,000	173,417
DeNA Co., Ltd.[1,3]	7,951,010	173,205
AAC Technologies Holdings Inc.[3]	17,490,500	157,355
Inphi Corp.[1,2]	3,297,199	147,121
Vanguard International Semiconductor Corp.[1,3]	83,546,386	144,853
Kakaku.com, Inc.[3]	6,265,000	103,582
EPAM Systems, Inc.[2]	1,550,994	99,744
Zebra Technologies Corp., Class A2	1,129,300	96,849
Zoopla Property Group PLC[1,3]	23,652,006	92,981
Globant SA1,2	2,751,510	91,763
Zynga Inc., Class A2	35,375,000	90,914
VTech Holdings Ltd.[3]	6,759,400	90,260
Paycom Software, Inc.[2]	1,907,594	86,776
eMemory Technology Inc.[1,3]	6,146,000	74,575
Halma PLC[3]	6,749,967	74,397
Square, Inc., Class A2	5,294,830	72,169
Quotient Technology Inc.[1,2]	6,711,613	72,150
Dolby Laboratories, Inc., Class A	1,471,900	66,515
Topcon Corp.[3]	4,363,110	65,382
RingCentral, Inc., Class A2	3,060,000	63,036
Wix.com Ltd.[2]	1,400,000	62,370
Semiconductor Manufacturing International Corp.[2,3]	37,816,006	59,085
CDW Corp.	1,100,000	57,299
Cypress Semiconductor Corp.	4,704,000	53,814
Sunny Optical Technology (Group) Co., Ltd.[3]	11,809,000	51,454
Hamamatsu Photonics KK3	1,916,930	50,285
ON Semiconductor Corp.[2]	3,937,656	50,244
Lumentum Holdings Inc.[2]	1,257,100	48,587
Nemetschek AG3	725,300	42,179
Silicon Laboratories Inc.[2]	643,138	41,804
TravelSky Technology Ltd., Class H3	19,960,000	41,791
Moneysupermarket.com Group PLC[3]	11,036,000	39,959
ASM Pacific Technology Ltd.[3]	3,720,000	39,382
SUNeVision Holdings Ltd.[3]	89,854,000	38,372
RIB Software AG1,3	2,904,993	38,011
MercadoLibre, Inc.	238,100	37,177
Cognex Corp.	581,202	36,976
Rightmove PLC[3]	763,000	36,669
Actua Corp[1,2]	2,602,000	36,428
MINDBODY, Inc., Class A2	1,690,000	35,997
NCC Group PLC[1,3]	15,984,000	35,576
Autodesk, Inc.[2]	480,000	35,525
Scout24 AG2,3	912,210	32,448
Yandex NV, Class A2	1,530,000	30,799
Cray Inc.[2]	1,432,827	29,659
istyle Inc.[1,3]	4,141,500	29,368
OBIC Co., Ltd.[3]	632,500	27,588
Hana Microelectronics PCL[3]	23,935,000	26,323
Criteo SA (ADR)[2]	635,000	26,086
SMALLCAP World Fund — Page 5 of 20

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Viavi Solutions Inc.[2]	3,184,000	$26,045
Gogo Inc.[2]	2,765,000	25,493
Trimble Inc.[2]	840,000	25,326
Siltronic AG2,3	523,500	24,238
Talend SA (ADR)[2]	989,638	21,970
Dexerials Corp.[3]	2,121,000	20,126
Semtech Corp.[2]	620,000	19,561
Syntel, Inc.	987,043	19,534
Infinera Corp.[2]	2,279,000	19,349
Zillow Group, Inc., Class C, nonvoting[2]	525,000	19,147
BlackLine, Inc.[2]	692,200	19,125
CoStar Group, Inc.[2]	100,000	18,849
TEMENOS Group AG (Switzerland)[3]	270,000	18,802
Auto Trader Group plc[3]	3,674,700	18,503
carsales.com Ltd.[3]	2,223,000	18,176
Sonus Networks, Inc.[1,2]	2,875,200	18,114
Palo Alto Networks, Inc.[2]	141,000	17,632
InterXion Holding NV, non-registered shares[2]	500,000	17,535
Veeco Instruments Inc.[2]	600,000	17,490
Tobii AB2,3	1,968,618	14,740
MagnaChip Semiconductor Corp.[1,2]	2,355,000	14,601
58.com Inc., Class A (ADR)[2]	465,000	13,020
GrubHub Inc.[2]	342,625	12,890
Alten SA, non-registered shares[3]	183,500	12,885
MobileIron, Inc.[2]	3,415,000	12,806
YY Inc., Class A (ADR)[2]	306,000	12,063
Ellie Mae, Inc.[2]	125,000	10,460
Ultimate Software Group, Inc.[2]	55,700	10,157
GoldMoney Inc.[1,2]	3,531,100	8,626
AIXTRON SE2,3	2,434,518	7,939
KPIT Technologies Ltd.[3]	3,978,896	7,833
iEnergizer Ltd.[2,3]	7,650,500	7,260
Mail.Ru Group Ltd. (GDR)[2,3]	367,800	6,750
CPI Card Group Inc.	763,300	3,168
		3,953,335
Industrials 11.43%
ITT Inc.	3,580,000	138,081
Kirby Corp.[2]	2,065,000	137,323
Oshkosh Corp.	1,989,000	128,509
Loomis AB, Class B3	4,019,042	119,482
Spirit Airlines, Inc.[2]	1,828,000	105,768
NIBE Industrier AB, Class B3	13,234,285	104,268
King Slide Works Co., Ltd.[1,3]	7,623,000	98,414
MonotaRO Co., Ltd.[3]	4,374,300	89,315
IMCD Group BV3	2,088,484	88,909
IDEX Corp.	875,000	78,803
Continental Building Products, Inc.[1,2]	3,330,700	76,939
Bravida Holding AB1,3	11,569,460	70,037
Clean Harbors, Inc.[2]	1,191,500	66,307
Exponent, Inc.	1,070,000	64,521
BELIMO Holding AG3	20,980	63,416
Havells India Ltd.[3]	12,148,000	60,983
Landstar System, Inc.	691,000	58,942
Univar Inc.[2]	2,076,000	58,896
SMALLCAP World Fund — Page 6 of 20

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Takeuchi Mfg. Co., Ltd.[1,3]	2,628,958	$58,275
Hoshizaki Corp.[3]	724,550	57,276
ABM Industries Inc.	1,400,400	57,192
Wizz Air Holdings PLC[2,3]	2,577,300	56,846
TechnoPro Holdings, Inc.[1,3]	1,725,000	55,131
PARK24 Co., Ltd.[3]	1,968,500	53,338
Watsco, Inc.	350,000	51,842
Masco Corp.	1,625,000	51,383
NORMA Group SE, non-registered shares[3]	1,174,339	50,043
TransDigm Group Inc.	190,000	47,302
Waste Connections, Inc.	560,000	44,010
BBA Aviation PLC[3]	12,140,000	42,252
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	41,897
Boyd Group Income Fund	654,500	41,708
Generac Holdings Inc.[2]	1,019,500	41,534
Johnson Electric Holdings Ltd.[3]	15,754,875	41,461
Grafton Group PLC, units[3]	6,031,000	40,812
American Airlines Group Inc.	872,000	40,714
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[3]	1,685,000	39,008
Graco Inc.	458,000	38,055
Aeroflot - Russian Airlines OJSC[2,3]	14,223,000	35,442
Elementia, SAB de CV2	32,490,645	34,419
Stabilus SA, non-registered shares[2,3]	640,000	34,351
KEYW Holding Corp.[1,2]	2,836,400	33,441
Rockwool International A/S, Class B3	188,600	33,195
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,234,000	31,191
WageWorks, Inc.[2]	400,000	29,000
Unique Engineering and Construction PCL[3]	51,351,000	28,276
Carborundum Universal Ltd.[3]	7,728,722	28,161
Rheinmetall AG3	411,000	27,615
Dätwyler Holding Inc., non-registered shares[3]	189,150	25,705
XP Power Ltd.[1,3]	1,140,000	24,410
Amara Raja Batteries Ltd.[3]	1,879,756	24,082
Mobile Mini, Inc.	762,158	23,055
Flughafen Zürich AG3	119,000	22,079
AKR Corporindo Tbk PT3	47,774,300	21,299
USG Corp.[2]	689,912	19,925
Kingspan Group PLC[3]	724,000	19,629
LT Group, Inc.[3]	76,014,300	19,223
Valmont Industries, Inc.	135,000	19,022
Spirax-Sarco Engineering PLC[3]	351,000	18,026
Alliance Global Group, Inc.[3]	66,295,000	17,043
Geberit AG3	41,000	16,408
Proto Labs, Inc.[2]	319,500	16,406
Teleperformance SA3	156,247	15,671
PayPoint PLC[3]	1,220,000	15,062
Gujarat Pipavav Port Ltd.[3]	7,189,000	13,839
Moog Inc., Class A2	208,500	13,694
Harmonic Drive Systems Inc.[3]	529,100	13,094
Kornit Digital Ltd.[2]	1,000,000	12,650
Chart Industries, Inc.[2]	350,000	12,607
J. Kumar Infraprojects Ltd.[1,3]	4,092,000	12,263
Bossard Holding AG3	85,062	11,976
BMC Stock Holdings, Inc.[2]	579,222	11,295
COSCO International Holdings Ltd.[3]	24,536,000	11,182
SMALLCAP World Fund — Page 7 of 20

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Briggs & Stratton Corp.	500,000	$11,130
Talgo SA, non-registered shares[2,3]	1,910,000	9,079
Nabtesco Corp.[3]	350,000	8,125
International Container Terminal Services, Inc.[3]	5,250,000	7,559
Duerr AG3	68,331	5,483
TD Power Systems Ltd.[3]	1,009,087	2,515
		3,347,619
Financials 10.18%
Kotak Mahindra Bank Ltd.[3]	19,627,040	208,167
Validus Holdings, Ltd.	3,033,000	166,845
Essent Group Ltd.[2]	4,177,925	135,239
Webster Financial Corp.	2,315,699	125,696
Financial Engines, Inc.[1]	3,137,000	115,285
SVB Financial Group[2]	652,500	112,008
VZ Holding AG3	363,400	109,028
First Republic Bank	1,141,825	105,208
Great Western Bancorp, Inc.	2,235,303	97,437
MarketAxess Holdings Inc.	660,000	96,967
Umpqua Holdings Corp.	4,915,500	92,313
GT Capital Holdings, Inc.[3]	3,485,200	89,020
CenterState Banks, Inc.[1]	3,035,785	76,411
Bajaj Finance Ltd.[3]	6,087,160	75,514
Indiabulls Housing Finance Ltd.[3]	7,725,000	73,546
Chemical Financial Corp.	1,332,450	72,179
PacWest Bancorp	1,238,491	67,423
Capitec Bank Holdings Ltd.[3]	1,291,983	65,432
First Hawaiian, Inc.	1,641,087	57,143
Texas Capital Bancshares, Inc.[2]	719,425	56,403
Avanza Bank Holding AB3	1,325,768	53,670
Kemper Corp.	1,134,000	50,236
EFG International AG3	6,785,929	41,043
Redwood Trust, Inc.	2,562,000	38,968
Cathay General Bancorp, Inc.	1,000,000	38,030
City Union Bank Ltd.[3]	19,961,217	37,986
Trupanion, Inc.[1,2]	2,290,500	35,549
WisdomTree Investments, Inc.	3,050,000	33,977
Janus Capital Group Inc.	2,543,000	33,746
GRUH Finance Ltd.[3]	6,900,000	32,856
Boston Private Financial Holdings, Inc.	1,978,177	32,739
The Bank of N.T. Butterfield & Son Ltd.	1,040,000	32,698
Greenhill & Co., Inc.	1,169,700	32,401
Deutsche Pfandbriefbank AG3	3,330,068	31,886
Mercury General Corp.	500,000	30,105
Inversiones La Construcción SA	2,141,182	27,970
RenaissanceRe Holdings Ltd.	205,000	27,925
Onex Corp.	400,000	27,224
Third Point Reinsurance Ltd.[2]	2,340,000	27,027
Shriram Transport Finance Co. Ltd.[3]	2,043,456	25,550
Moelis & Co., Class A	719,000	24,374
Signature Bank[2]	157,800	23,702
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[3]	402,300	23,466
Cerved Information Solutions SPA, non-registered shares[3]	2,458,010	20,369
Eurobank Ergasias SA2,3	29,592,819	20,052
Permanent TSB Group Holdings PLC[2,3]	6,457,000	18,726
SMALLCAP World Fund — Page 8 of 20

unaudited
Common stocks Financials (continued)	Shares	Value (000)
CRISIL Ltd.[3]	570,000	$18,475
Acasta Enterprises Inc., Class B1,2,3	2,400,000	18,179
Numis Corp. PLC[1,3]	5,663,282	17,143
PSG Group Ltd.[3]	1,075,000	17,130
ICRA Ltd.[3]	291,264	17,074
National Bank of Pakistan[3]	22,545,000	16,174
Cascade Bancorp[2]	1,902,962	15,452
Clifton Bancorp Inc.	816,606	13,817
Habib Bank Ltd.[3]	5,000,000	13,084
Bank of Ireland[2,3]	45,456,798	11,225
Bolsas y Mercados Españoles, Sociedad Holding de Mercados y Sistemas Financieros, SA3	230,000	6,776
		2,984,068
Energy 5.48%
U.S. Silica Holdings, Inc.	2,942,071	166,756
Centennial Resource Development, Inc., Class A2,4	5,715,000	112,700
Centennial Resource Development, Inc., Class A2,3,4	1,566,954	29,355
Centennial Resource Development, Inc., Class A2	260,700	5,141
InterOil Corp.[2]	2,344,500	111,551
Laredo Petroleum, Inc.[2]	7,752,000	109,613
Seven Generations Energy Ltd., Class A2	4,675,000	109,019
Diamondback Energy, Inc.[2]	1,030,950	104,188
Whitecap Resources Inc.	8,814,454	79,830
SM Energy Co.	2,021,240	69,692
Peyto Exploration & Development Corp.	2,496,900	61,760
Parsley Energy, Inc., Class A2	1,707,200	60,162
Tullow Oil PLC[3]	15,409,182	59,059
Petronet LNG Ltd.[3]	10,460,000	56,576
Carrizo Oil & Gas, Inc.[2]	1,365,260	50,992
WorleyParsons Ltd.[2,3]	6,024,914	42,118
Concho Resources Inc.[2]	279,500	37,062
Keyera Corp.	952,400	28,700
Aegis Logistics Ltd.[3]	14,370,000	27,232
PDC Energy, Inc.[2]	368,000	26,709
Ophir Energy PLC[2,3]	20,517,000	24,325
Tallgrass Energy GP, LP, Class A	899,900	24,117
Transocean Ltd.[2]	1,548,973	22,832
Independence Contract Drilling, Inc.[1,2]	3,010,000	20,167
Tidewater Midstream and Infrastructure Ltd.[1]	16,934,000	20,054
Pason Systems Inc.	1,287,000	18,826
San Leon Energy PLC[1,2,3]	25,803,000	17,492
Golar LNG Ltd.	628,092	14,408
Venture Global LNG, Inc., Class C2,3,4,5	4,240	13,386
Oil States International, Inc.[2]	319,819	12,473
Tourmaline Oil Corp.[2]	410,000	10,966
Lekoil Ltd. (CDI)[1,2,3]	25,208,400	8,143
Lekoil Ltd. (CDI)[1,2,3]	6,000,000	1,938
Amerisur Resources PLC[2,3]	25,204,200	8,300
Gulf Keystone Petroleum Ltd.[2,3]	4,870,000	7,689
Gulf Keystone Petroleum Ltd.[2,3,4]	157,150	248
Providence Resources PLC[1,2,3]	35,235,000	6,451
Savannah Petroleum PLC[1,2,3]	17,844,000	5,936
Africa Oil Corp. (SEK denominated)[2,3]	2,683,000	5,327
Core Laboratories NV	40,000	4,801
BNK Petroleum Inc.[1,2]	12,804,914	3,052
SMALLCAP World Fund — Page 9 of 20

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Denbury Resources Inc.[2]	669,000	$2,462
Genel Energy PLC[2,3]	2,224,800	2,242
Rockhopper Exploration PLC[2,3]	4,362,881	1,221
African Petroleum Corp. Ltd.[2,3]	1,445,890	469
		1,605,540
Consumer staples 5.32%
Emmi AG1,3	270,100	163,548
Raia Drogasil SA, ordinary nominative	7,727,574	145,282
Pinnacle Foods Inc.	2,389,050	127,695
Lion Corp.[3]	7,637,000	125,178
COSMOS Pharmaceutical Corp.[3]	502,700	92,650
Ariake Japan Co., Ltd.[3]	1,367,000	72,887
Greencore Group PLC[3]	23,879,537	72,601
SalMar ASA[3]	2,184,128	65,253
Glanbia PLC[3]	3,503,200	58,185
Sprouts Farmers Market, Inc.[2]	3,038,700	57,492
Puregold Price Club, Inc.[3]	67,573,800	52,951
Refresco Gerber NV3	3,169,045	48,124
CCL Products (India) Ltd.[1,3]	10,642,173	41,521
Treasury Wine Estates Ltd.[3]	5,236,087	40,289
Coca-Cola Icecek AS, Class C3	3,758,000	35,244
Milbon Co., Ltd.[1,3]	860,000	32,539
Stock Spirits Group PLC[1,3]	14,404,674	32,068
Davide Campari-Milano SpA[3]	3,150,000	30,790
Kernel Holding SA3	1,642,578	25,063
Lenta Ltd. (GDR)[2,3]	2,422,000	19,844
Lenta Ltd. (GDR)[2,3,4]	530,900	4,350
BGFretail Co., Ltd.[3]	336,000	22,682
Emami Ltd.[3]	1,513,000	21,165
Herbalife Ltd.[2]	435,000	20,941
Emperador Inc.[3]	135,870,000	19,124
Karex Bhd.[3]	35,044,875	18,427
Del Monte Pacific Ltd.[3]	66,733,314	17,317
Hyundai Department Store Co., Ltd.[3]	186,000	16,768
Philip Morris CR as3	32,000	16,325
Scandinavian Tobacco Group A/S3	896,000	15,071
Delfi Ltd.[3]	9,182,500	14,076
Blue Buffalo Pet Products, Inc.[2]	388,700	9,344
Adecoagro SA2	850,000	8,823
R.E.A. Holdings PLC[2,3]	1,662,000	7,062
PZ Cussons PLC[3]	1,700,000	6,988
		1,557,667
Materials 4.85%
Buzzi Unicem SPA[3]	4,844,058	114,630
James Hardie Industries PLC (CDI)[3]	6,855,000	108,543
Lundin Mining Corp.[2]	20,075,000	95,691
Ingevity Corp.[2]	1,643,454	90,160
Platform Specialty Products Corp.[2]	7,682,510	75,365
Supreme Industries Ltd.[3]	5,493,479	73,266
Sirius Minerals Plc[1,2,3]	247,367,560	58,262
Outokumpu Oy, Class A (Finland)[2,3]	6,040,000	54,043
United States Steel Corp.	1,453,900	47,993
HudBay Minerals Inc.	8,380,000	47,934
SMALLCAP World Fund — Page 10 of 20

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Stillwater Mining Co.[2]	2,973,642	$47,905
PolyOne Corp.	1,323,600	42,408
Chr. Hansen Holding A/S3	749,000	41,431
Stella-Jones Inc.	1,265,000	41,060
CCL Industries Inc., Class B, nonvoting	200,000	39,295
Boral Ltd.[3]	9,965,000	38,769
SK Kaken Co.,Ltd.[3]	428,000	38,085
PI Industries Ltd.[3]	2,590,000	31,632
Mayr-Melnhof Karton AG, non-registered shares[3]	292,300	30,982
Mountain Province Diamonds Inc.[2]	4,964,264	24,846
Huntsman Corp.	1,245,000	23,755
KOLON Industries, Inc.[3]	382,500	23,315
AptarGroup, Inc.	307,700	22,601
Arkema SA3	230,000	22,470
Huhtamäki Oyj[3]	488,000	18,116
Kenmare Resources PLC[2,3]	5,424,863	16,748
Nampak Ltd.[3]	12,381,000	16,601
Scapa Group PLC[3]	4,000,000	16,481
Croda International PLC[3]	407,448	15,984
CPMC Holdings Ltd.[3]	31,700,000	15,473
LANXESS AG3	213,040	13,959
Multi Packaging Solutions International Ltd.[2]	971,155	13,849
Symrise AG3	227,500	13,837
Valspar Corp.	105,000	10,879
S H Kelkar and Co. Ltd.[3]	1,920,883	8,779
Greatview Aseptic Packaging Co. Ltd.[3]	16,320,000	8,343
Kennady Diamonds Inc.[1,2]	2,557,952	7,621
Hummingbird Resources PLC[1,2,3]	18,920,000	4,253
Rusoro Mining Ltd.[2]	21,437,000	3,832
ArtGo Holdings Ltd.[2,3]	17,084,000	1,697
		1,420,893
Real estate 1.22%
WHA Corp. PCL[1,2,3]	1,081,018,900	88,993
MGM Growth Properties LLC REIT, Class A1	3,417,747	86,503
OUTFRONT Media Inc. REIT	2,792,035	69,438
Land and Houses PCL, nonvoting depository receipt[3]	70,131,348	19,182
Land and Houses PCL, foreign registered[3]	42,738,652	11,690
Gaming and Leisure Properties, Inc.	800,000	24,496
Fibra Uno Administración, SA de CV REIT	8,860,744	13,576
LSL Property Services PLC[3]	4,166,350	11,833
Mahindra Lifespace Developers Ltd.[1,3]	2,157,380	11,319
K. Wah International Holdings Ltd.[3]	21,064,720	9,683
Soundwill Holdings Ltd.[3]	4,836,500	8,776
Golden Wheel Tiandi Holdings Co. Ltd.[3]	37,806,000	2,633
Macquarie Mexican REIT	538,310	555
		358,677
Utilities 0.90%
ENN Energy Holdings Ltd.[3]	16,061,000	65,792
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[3]	21,335,000	60,582
Banpu Power PCL, foreign registered[2,3]	68,007,700	46,338
CT Environmental Group Ltd.[3]	156,458,000	31,372
Northland Power Inc.	1,100,000	19,089
Ratchaburi Electricity Generating Holding PCL, foreign registered [3]	6,350,000	8,851
SMALLCAP World Fund — Page 11 of 20

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts[3]	5,378,900	$7,497
Huadian Fuxin Energy Corp. Ltd., Class H3	47,270,000	10,442
Energy World Corp. Ltd.[2,3]	50,606,000	9,435
Mytrah Energy Ltd.[1,2,3]	10,418,000	4,030
Greenko Group PLC[1,3]	9,748,155	—
		263,428
Telecommunication services 0.76%
Iridium Communications Inc.[1,2]	6,940,000	66,624
Indosat Tbk PT2,3	96,888,700	46,385
HKBN Ltd.[3]	35,944,000	39,373
Cogent Communications Holdings, Inc.	565,000	23,363
Reliance Communications Ltd.[2,3]	40,480,854	20,172
Zegona Communications PLC[1,3]	12,305,654	18,361
Hutchison Telecommunications Hong Kong Holdings Ltd.[3]	28,662,000	9,236
		223,514
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		1,440,017
Total common stocks (cost: $20,111,943,000)		26,747,590
Preferred securities 0.00% Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	110
Total preferred securities (cost: $185,000)		110
Rights & warrants 0.01% Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[1,2]	6,909,830	1,563
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[2,3,5]	1,163,990	1,216
Consumer discretionary 0.00%
Central European Media Enterprises Ltd., warrants, expire 2018[2,3]	751,800	1,180
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		144
Total rights & warrants (cost: $967,000)		4,103
Convertible stocks 0.31% Health care 0.15%
Proteus Digital Health, Inc., Series G, convertible preferred[3,5]	3,044,139	43,288
SMALLCAP World Fund — Page 12 of 20

unaudited
Convertible stocks Information technology 0.14%	Shares	Value (000)
DocuSign, Inc., Series E, convertible preferred[3,5]	1,236,304	$19,385
DocuSign, Inc., Series B, convertible preferred[3,5]	66,593	1,044
DocuSign, Inc., Series D, convertible preferred[3,5]	47,810	750
DocuSign, Inc., Series B1, convertible preferred[3,5]	19,947	313
Domo, Inc., Series D-2, convertible preferred[3,5]	2,965,036	12,779
Foursquare Labs, Inc., Series D, convertible preferred[3,5]	1,551,988	6,225
		40,496
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred[1,4]	60,000	6,742
Total convertible stocks (cost: $108,412,000)		90,526
Bonds, notes & other debt instruments 0.14% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%	Principal amount (000)
U.S. Treasury 0.75% 2017	$30,000	29,948
Total U.S. Treasury bonds & notes		29,948
Corporate bonds & notes 0.04% Energy 0.04%
Denbury Resources Inc. 9.00% 2021[4]	9,292	10,105
Total corporate bonds, notes & loans		10,105
Total bonds, notes & other debt instruments (cost: $34,526,000)		40,053
Short-term securities 8.18%
ANZ New Zealand (International) Ltd. 1.11% due 2/15/2017[4]	25,000	24,972
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63%–0.90% due 1/6/2017–2/21/2017	197,300	197,133
Canadian Imperial Bank of Commerce 0.00%–0.80% due 2/16/2017–3/7/2017[4]	138,100	137,971
Commonwealth Bank of Australia 1.00% due 3/16/2017[4]	48,100	48,017
CPPIB Capital Inc. 0.68%–0.86% due 1/9/2017–3/23/2017[4]	162,250	162,112
Fairway Finance Corp. 0.93% due 3/13/2017[4]	20,300	20,265
Federal Home Loan Bank 0.35%–0.53% due 1/3/2017–3/10/2017	456,840	456,674
Freddie Mac 0.49% due 1/18/2017	40,000	39,993
Gotham Funding Corp. 1.00% due 3/7/2017[4]	29,900	29,854
John Deere Canada ULC 0.70% due 1/18/2017[4]	50,000	49,987
John Deere Financial Ltd. 0.71% due 1/24/2017[4]	13,600	13,595
KfW 0.86% due 3/2/2017[4]	103,400	103,250
Liberty Street Funding Corp. 0.72%–0.97% due 1/19/2017–3/8/2017[4]	146,200	146,043
Microsoft Corp. 0.80% due 2/17/2017[4]	108,700	108,614
Mizuho Bank, Ltd. 0.88%–1.20% due 1/3/2017–3/27/2017[4]	267,400	267,142
Nordea Bank AB 0.72%–0.82% due 1/19/2017–2/17/2017[4]	63,600	63,546
Old Line Funding, LLC 0.89%–1.06% due 1/23/2017–3/6/2017[4]	84,300	84,210
Sumitomo Mitsui Banking Corp. 0.90% due 3/8/2017[4]	37,400	37,344
Svenska Handelsbanken Inc. 0.90% due 3/6/2017[4]	40,600	40,543
Thunder Bay Funding, LLC 1.00% due 1/23/2017[4]	50,000	49,979
SMALLCAP World Fund — Page 13 of 20

unaudited
Short-term securities	Principal amount (000)	Value (000)
Toronto-Dominion Holdings USA Inc. 0.60%–0.62% due 1/10/2017–1/13/2017[4]	$166,600	$166,571
U.S. Treasury Bills 0.39%–0.41% due 1/12/2017–2/9/2017	150,000	149,952
Total short-term securities (cost: $2,397,507,000)		2,397,767
Total investment securities 99.93% (cost: $22,653,540,000)		29,280,149
Other assets less liabilities 0.07%		21,048
Net assets 100.00%		$29,301,197
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $514,242,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/9/2017	HSBC Bank	$39,733	A$53,150	$1,388
British pounds	1/10/2017	JPMorgan Chase	$40,784	£32,000	1,333
British pounds	1/11/2017	HSBC Bank	$8,732	£7,000	101
British pounds	1/12/2017	UBS AG	$48,634	£38,626	1,011
British pounds	1/24/2017	Bank of America, N.A.	$30,391	£24,400	299
British pounds	1/26/2017	Citibank	$52,565	£42,055	695
British pounds	2/17/2017	Citibank	$43,364	£34,459	843
British pounds	2/24/2017	Barclays Bank PLC	$13,199	£10,590	130
Canadian dollars	1/6/2017	UBS AG	$25,828	C$34,000	503
Euros	1/6/2017	JPMorgan Chase	$38,813	€35,481	1,444
Euros	1/9/2017	Citibank	$91,194	€84,399	2,292
Euros	1/26/2017	HSBC Bank	$11,538	€11,023	(82)
Euros	1/27/2017	Barclays Bank PLC	$22,781	€21,762	(162)
Japanese yen	1/6/2017	HSBC Bank	$14,912	¥1,700,000	357
Japanese yen	1/12/2017	UBS AG	$5,862	¥669,165	131
Japanese yen	2/23/2017	HSBC Bank	$8,793	¥1,023,000	16
					$10,299
SMALLCAP World Fund — Page 14 of 20

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
Domino’s Pizza, Inc.	2,828,769	—	100,000	2,728,769	$1,037	$434,529
Molina Healthcare, Inc.[2]	4,526,000	—	—	4,526,000	—	245,581
Lions Gate Entertainment Corp., Class A	—	4,528,393	—	4,528,393	—	121,814
Lions Gate Entertainment Corp., Class B2	—	4,528,393	—	4,528,393	—	111,127
Lions Gate Entertainment Corp.	7,751,786	1,305,000	9,056,786	—	—	—
GW Pharmaceuticals PLC (ADR)[2]	1,976,400	—	125,000	1,851,400	—	206,894
China Biologic Products, Inc.[2]	1,682,523	13,400	31,000	1,664,923	—	179,013
Finisar Corp.[2]	5,729,000	—	—	5,729,000	—	173,417
DeNA Co., Ltd.[3]	8,201,010	—	250,000	7,951,010	—	173,205
Emmi AG3	270,100	—	—	270,100	—	163,548
GVC Holdings PLC[2,3]	19,280,894	1,350,000	—	20,630,894	—	163,172
Insulet Corp.[2]	3,921,000	145,000	—	4,066,000	—	153,207
Inphi Corp.[2]	2,459,199	838,000	—	3,297,199	—	147,121
Vanguard International Semiconductor Corp.[3]	83,546,386	—	—	83,546,386	—	144,853
Zeltiq Aesthetics, Inc.[2]	3,122,044	—	—	3,122,044	—	135,871
Ted Baker PLC[3]	3,340,342	—	—	3,340,342	607	115,750
Financial Engines, Inc.	3,137,000	—	—	3,137,000	220	115,285
BCA Marketplace PLC[3]	42,870,000	—	—	42,870,000	1,184	98,497
King Slide Works Co., Ltd.[3]	7,623,000	—	—	7,623,000	—	98,414
CONMED Corp.	2,141,654	—	—	2,141,654	428	94,597
Zoopla Property Group PLC[3]	23,652,006	—	—	23,652,006	1,099	92,981
Globant SA2	2,717,510	34,000	—	2,751,510	—	91,763
WHA Corp. PCL[2,3]	1,081,018,900	—	—	1,081,018,900	—	88,993
WHA Corp. PCL, warrants, expire 2020[2]	6,909,830	—	—	6,909,830	—	1,563
MGM Growth Properties LLC REIT, Class A	3,311,387	106,360	—	3,417,747	1,303	86,503
Entertainment One Ltd.[3]	25,150,631	2,500,000	—	27,650,631	—	78,337
POYA International Co., Ltd.[3]	6,735,908	—	—	6,735,908	—	77,983
Continental Building Products, Inc.[2]	3,330,700	—	—	3,330,700	—	76,939
CenterState Banks, Inc.	2,758,399	277,386	—	3,035,785	121	76,411
eMemory Technology Inc.[3]	6,146,000	—	—	6,146,000	—	74,575
Jin Co., Ltd.[3]	1,608,000	—	—	1,608,000	—	73,793
Iridium Communications Inc.[2]	6,008,616	931,384	—	6,940,000	—	66,624
Iridium Communications Inc., Series A, convertible preferred[4]	60,000	—	—	60,000	123	6,742
Quotient Technology Inc.[2]	6,711,613	—	—	6,711,613	—	72,150
zooplus AG, non-registered shares[2,3]	558,778	—	—	558,778	—	71,468
Installed Building Products, Inc.[2]	1,704,039	—	—	1,704,039	—	70,377
Genomma Lab Internacional, SAB de CV, Series B2	67,483,000	—	—	67,483,000	—	70,056
Bravida Holding AB3	11,545,792	23,668	—	11,569,460	—	70,037
Glaukos Corp.[2]	1,706,070	238,930	—	1,945,000	—	66,713
Taiwan Paiho Ltd.[3]	22,578,000	—	—	22,578,000	—	66,469
Sleep Country Canada Holdings Inc.	3,011,253	—	—	3,011,253	336	64,547
Teladoc, Inc.[2]	3,295,269	386,731	—	3,682,000	—	60,753
Vitrolife AB3	1,387,559	—	—	1,387,559	—	58,920
Takeuchi Mfg. Co., Ltd.[3]	802,100	1,826,858	—	2,628,958	—	58,275
Sirius Minerals Plc[2,3]	179,676,660	67,690,900	—	247,367,560	—	58,262
Beauty Community PCL[3]	217,500,000	—	43,500,000	174,000,000	—	56,588
SMALLCAP World Fund — Page 15 of 20

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
Tele Columbus AG2,3	6,696,000	—	—	6,696,000	$—	$55,629
Evolution Gaming Group AB3	1,943,200	—	—	1,943,200	—	55,286
TechnoPro Holdings, Inc.[3]	2,125,000	—	400,000	1,725,000	734	55,131
Natera, Inc.[2]	4,099,803	90,806	—	4,190,609	—	49,072
Flexion Therapeutics, Inc.[2]	1,723,051	709,949	—	2,433,000	—	46,276
CCL Products (India) Ltd.[3]	9,479,102	1,163,071	—	10,642,173	—	41,521
RIB Software AG3	2,904,993	—	—	2,904,993	—	38,011
Actua Corp[2]	2,602,000	—	—	2,602,000	—	36,428
NCC Group PLC[3]	14,386,000	1,598,000	—	15,984,000	—	35,576
Trupanion, Inc.[2]	2,290,500	—	—	2,290,500	—	35,549
KEYW Holding Corp.[2]	2,836,400	—	—	2,836,400	—	33,441
Milbon Co., Ltd.[3]	535,000	325,000	—	860,000	291	32,539
Stock Spirits Group PLC[3]	14,404,674	—	—	14,404,674	—	32,068
istyle Inc.[3]	3,832,900	308,600	—	4,141,500	—	29,368
Monash IVF Group Ltd.[3]	18,520,000	300,000	—	18,820,000	—	27,806
XP Power Ltd.[3]	1,140,000	—	—	1,140,000	229	24,410
Hostelworld Group PLC[3]	—	7,645,662	—	7,645,662	—	21,092
Virtus Health Ltd.[3]	4,603,000	—	—	4,603,000	—	20,691
Independence Contract Drilling, Inc.[2]	3,010,000	—	—	3,010,000	—	20,167
Tidewater Midstream and Infrastructure Ltd.	12,444,000	4,490,000	—	16,934,000	125	20,054
Tidewater Midstream and Infrastructure Ltd.	4,490,000	—	4,490,000	—	—	—
Zegona Communications PLC[3]	12,305,654	—	—	12,305,654	—	18,361
Acasta Enterprises Inc., Class B2,3	—	2,400,000	—	2,400,000	—	18,179
Adaptimmune Therapeutics PLC (ADR)[2]	4,601,000	—	120,514	4,480,486	—	18,146
Sonus Networks, Inc.[2]	2,875,200	—	—	2,875,200	—	18,114
San Leon Energy PLC[2,3]	25,803,000	—	—	25,803,000	—	17,492
Numis Corp. PLC[3]	5,663,282	—	—	5,663,282	462	17,143
MagnaChip Semiconductor Corp.[2]	2,355,000	—	—	2,355,000	—	14,601
TravelCenters of America LLC[2]	2,023,750	—	—	2,023,750	—	14,369
J. Kumar Infraprojects Ltd.[3]	4,092,000	—	—	4,092,000	—	12,263
Mahindra Lifespace Developers Ltd.[3]	2,157,380	—	—	2,157,380	—	11,319
Lekoil Ltd. (CDI)[2,3]	25,208,400	—	—	25,208,400	—	8,143
Lekoil Ltd. (CDI)[2,3]	—	6,000,000	—	6,000,000	—	1,938
Xenon Pharmaceuticals Inc.[2]	1,030,000	195,000	—	1,225,000	—	9,432
Talwalkars Better Value Fitness Ltd.[3]	2,389,000	—	—	2,389,000	—	8,666
GoldMoney Inc.[2]	3,531,100	—	—	3,531,100	—	8,626
Kennady Diamonds Inc.[2]	2,557,952	—	—	2,557,952	—	7,621
Providence Resources PLC[2,3]	35,235,000	—	—	35,235,000	—	6,451
Savannah Petroleum PLC[2,3]	17,844,000	—	—	17,844,000	—	5,936
Hummingbird Resources PLC[2,3]	18,920,000	—	—	18,920,000	—	4,253
Mytrah Energy Ltd.[2,3]	10,418,000	—	—	10,418,000	—	4,030
BNK Petroleum Inc.[2]	12,804,914	—	—	12,804,914	—	3,052
Greenko Group PLC[3]	9,748,155	—	—	9,748,155	257	—
Blue Nile, Inc.[2,6]	753,000	174,000	927,000	—	—	—
Century Communities, Inc.[2,6]	1,576,000	—	665,000	911,000	—	—
Gulf Keystone Petroleum Ltd.[2,3,4,6]	15,715,000	—	15,557,850	157,150	—	—
Gulf Keystone Petroleum Ltd.[2,6]	42,000,000	445,000,000	487,000,000	—	—	—
Ladbrokes Coral Group PLC[3,6,7]	55,522,600	—	—	55,522,600	—	—
Myriad Genetics, Inc.[2,6]	3,712,256	—	2,869,856	842,400	—	—
SMALLCAP World Fund — Page 16 of 20

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
Neovasc Inc. (CAD denominated)[2,6]	3,474,667	—	—	3,474,667	$—	$—
Transocean Partners LLC[6]	2,470,063	—	2,470,063	—	810	—
					$9,366	$5,751,967
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $11,807,860,000, which represented 40.30% of the net assets of the fund. This amount includes $11,638,990,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,717,017,000, which represented 5.86% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2016.
[7]	This security changed its name due to a corporate action during the reporting period.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$43,288.15%
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	19,385.07
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,044.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	750.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	313.00
Acerta Pharma BV	5/7/2015	11,250	19,142.07
Venture Global LNG, Inc., Class C	5/1/2015	12,720	13,386.05
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	12,779.04
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	1,216.00
Total private placement securities		$ 126,971	$ 117,528.40%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 17 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
SMALLCAP World Fund — Page 18 of 20

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,444,366	$2,828,795	$—	$5,273,161
Health care	3,379,274	921,255	19,142	4,319,671
Information technology	2,231,003	1,722,332	—	3,953,335
Industrials	1,637,561	1,710,058	—	3,347,619
Financials	1,922,497	1,061,571	—	2,984,068
Energy	1,288,033	304,121	13,386	1,605,540
Consumer staples	369,577	1,188,090	—	1,557,667
Materials	635,194	785,699	—	1,420,893
Real estate	194,568	164,109	—	358,677
Utilities	19,089	244,339	—	263,428
Telecommunication services	89,987	133,527	—	223,514
Miscellaneous	814,761	625,256	—	1,440,017
Preferred securities	110	—	—	110
Rights & warrants	1,707	1,180	1,216	4,103
Convertible stocks	—	6,742	83,784	90,526
Bonds, notes & other debt instruments	—	40,053	—	40,053
Short-term securities	—	2,397,767	—	2,397,767
Total	$15,027,727	$14,134,894	$117,528	$29,280,149

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10,543	$—	$10,543
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(244)	—	(244)
Total	$—	$10,299	$—	$10,299
*	Securities with a value of $11,638,990,000, which represented 39.72% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
£ = British pounds
CAD/C$ = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
GDR = Global Depositary Receipts
¥ = Japanese yen
SEK = Swedish kronor
SMALLCAP World Fund — Page 19 of 20

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,132,334
Gross unrealized depreciation on investment securities	(1,463,934)
Net unrealized appreciation on investment securities	6,668,400
Cost of investment securities	22,611,749
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0217O-S54092	SMALLCAP World Fund — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /a/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /a/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: February 28, 2017